Restrictions on Cash and Due from Banks	12 Months Ended
Dec. 31, 2013
Restrictions On Cash And Due From Banks [Abstract]
Restrictions on Cash and Due from Banks	3. Restrictions on Cash and Due from Banks The Bank is required to maintain $125 thousand in the Federal Reserve Bank for clearing purposes.